CONTRACT BALANCES - Remaining performance obligations (Details) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 ¥ in Thousands	Jun. 30, 2020 CNY (¥)
Remaining performance obligations
Remaining performance obligations	¥ 1,296,829
Period over which revenue and deferred revenue are expected to be recognized as revenue	3 years